UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves Equity-settled share-based payment reserve	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2016	€ 2,012	€ 126,358	€ (72,492)	€ 7,496	€ 63,374	€ 63,374
Total comprehensive loss of the period			(8,195)		(8,195)	(8,195)
Issue of share capital	675	94,634			95,309	95,309
Transaction costs for equity issue		(2,114)			(2,114)	(2,114)
Share-based payment				1,880	1,880	1,880
Equity at end of period at Jun. 30, 2017	2,687	218,878	(80,687)	9,376	150,254	150,254
Equity at beginning of period at Dec. 31, 2016	2,012	126,358	(72,492)	7,496	63,374	63,374
Change in accounting policy (modified retrospective approach IFRS 15) | Assessment of the impact of IFRS 15			(2,395)		(2,395)	(2,395)
Equity at end of period (Previously stated) at Dec. 31, 2017	3,217	430,518	(100,568)	11,764	344,931	344,931
Equity at end of period at Dec. 31, 2017						344,931
Total comprehensive loss of the period						(20,076)
Equity at end of period at Jun. 30, 2018	3,245	432,166	(123,039)	20,588	332,960	332,960
Equity at beginning of period at Jan. 02, 2018	3,217	430,518	(102,963)	11,764	342,536	342,536
Total comprehensive loss of the period			(20,076)		(20,076)	(20,076)
Issue of share capital	28	1,648			1,676	1,676
Share-based payment				8,824	8,824	8,824
Equity at end of period at Jun. 30, 2018	€ 3,245	€ 432,166	€ (123,039)	€ 20,588	€ 332,960	€ 332,960